Offerings - Offering: 1	Dec. 15, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon exercise of warrants
Amount Registered | shares	1,445,007
Proposed Maximum Offering Price per Unit | $ / shares	70.00
Maximum Aggregate Offering Price	$ 101,150,490
Fee Rate	0.01381%
Amount of Registration Fee	$ 13,968.88
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Class A common stock, par value $0.01 per share (“Class A Common Stock”), of Presidio Property Trust, Inc that may be issued in connection with a stock dividend, stock split, recapitalization or similar transactions.Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rule 457 under the Securities Act, based on the exercise price of the Series A Common Stock Purchase Warrants pursuant to which the Class A Common Stock may be issued.Consists of 1,445,007shares of Class A Common Stock issuable upon the exercise of Series A Common Stock Purchase Warrants distributed to the Company’s stockholders of record and holders of certain outstanding warrants as of January 14, 2022.